Investment in affiliates (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Feb. 21, 2014
Investment in affiliates
Share of loss of affiliates	$ (10,232,492)	$ 0	$ 0
Investments in affiliates (Note 10)	46,318,890
Ovation
Investment in affiliates
Equity method ownership interest percentage	23.00%			23.00%
Investments in affiliates (Note 10)	45,005,933
Explink
Investment in affiliates
Equity method ownership interest percentage	37.50%
Investments in affiliates (Note 10)	485,668
A PRC Logistic Company
Investment in affiliates
Equity method ownership interest percentage	30.00%
Investments in affiliates (Note 10)	$ 827,289